SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 November 8, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               104
                                                  -----------------------

Form 13F Information Table Value Total:             89584 (x 1000)
                                                  -----------------------


List of Other Included Managers:

                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101      997    13888 SH            SOLE          10588           3300
Abbott Labs                    COM              002824100      921    18005 SH            SOLE           7705          10300
Accenture PLC                  SHS CL A         G1151C101      769    14600 SH            SOLE          14600
Air Prods & Chems Inc          COM              009158106      437     5725 SH            SOLE           2725           3000
Alpine Global Premier PPTYS    COM SBI          02083A103      691   129460 SH            SOLE         129460
Alpine Total Dynamic Dividend  COM SBI          021060108      135    30000 SH            SOLE          30000
American Elec Pwr Inc          COM              025537101      205     5400 SH            SOLE           5400
American Express               COM              025816109      686    15286 SH            SOLE          15286
Apple Computer Inc             COM              037833100      800     2098 SH            SOLE           2098
AT&T                           COM              00206R102      575    20147 SH            SOLE          18730           1417
Auto Data Processing           COM              053015103     1212    25695 SH            SOLE          15345          10350
B O K Financial Cp New         COM NEW          05561Q201      561    11957 SH            SOLE           1075          10882
Bac Cap TRUST II               COM              055188205      318    15375 SH            SOLE          15375
Bancfirst Corp Oklahoma        COM              05945F103      802    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104       68    11076 SH            SOLE           6456           4620
Bard                           COM              067383109      223     2545 SH            SOLE           2545
Becton Dickinson & Co          COM              075887109      327     4460 SH            SOLE           1460           3000
Berkshire Hathaway Cl A        COM              084670108     1068       10 SH            SOLE              0             10
BHP Billiton Ltd ADR           Spons ADR        05545E209      402     6044 SH            SOLE             44           6000
Bristol-Myers Squibb Co        COM              110122108      262     8360 SH            SOLE           8360
Brown & Brown Inc              COM              115236101      360    20240 SH            SOLE          20240
Caterpillar Inc                COM              149123101      364     4929 SH            SOLE           4929
Chevron Corp                   COM              166764100     1388    14994 SH            SOLE          14994
Church & Dwight Co Inc         COM              171340102      358     8100 SH            SOLE           6000           2100
Cisco Systems Inc              COM              17275R102     1332    85946 SH            SOLE          67946          18000
Citigroup Inc                  COM              172967101      594    23187 SH            SOLE          23187
Clorox Company                 COM              189054109      975    14700 SH            SOLE           9200           5500
Coca Cola                      COM              191216100     1109    16418 SH            SOLE           6882           9536
Colgate Palmolive Co           COM              194162103      826     9311 SH            SOLE           4311           5000
Costco                         COM              22160k105      764     9300 SH            SOLE           9000            300
Devon Energy                   COM              25179m103     1388    25040 SH            SOLE          14115          10925
Disney Walt Co                 COM              254687106      342    11351 SH            SOLE          10351           1000
Duke Energy Corporation        COM              26441C105      234    11700 SH            SOLE          11700
Eaton Corp                     COM              278058102      284     8000 SH            SOLE              0           8000
Eli Lilly & Co                 COM              532457108      251     6800 SH            SOLE           1800           5000
Emerson Electric               COM              291011104     1672    40475 SH            SOLE          19275          21200
Exxon Mobil                    COM              30231G102     5509    75853 SH            SOLE          30650          45203
Frontier Communications Corp   COM              35906A108       83    13593 SH            SOLE          13593
General Electric               COM              369604103     1637   107556 SH            SOLE          87537          20019
General Mills Inc              COM              370334104      539    14000 SH            SOLE           6000           8000
Genuine Parts Co               COM              372460105      254     5000 SH            SOLE              0           5000
Google Inc Class A             CL A             38259P508      211      410 SH            SOLE            360             50
Herman Miller Inc.             COM              600544100      207    11588 SH            SOLE          11588
Hershey Company                COM              427866108      290     4900 SH            SOLE           4900
Hewlett-Packard Company        COM              428236103      222     9890 SH            SOLE           9890
Heinz HJ Co                    COM              423074103      369     7300 SH            SOLE           7300
Home Depot                     COM              437076102      915    27850 SH            SOLE          24850           3000
IBM                            COM              459200101     1810    10353 SH            SOLE           4351           6002
Illinois Tool Works            COM              452308109      284     6825 SH            SOLE           6825
Intel                          COM              458140100      429    20115 SH            SOLE          18115           2000
iShares                        BARCLYS TIPS BD  464287176      865     7564 SH            SOLE           4364           3200
iShares                        MSCI ACWI IDX    464288240     1682    48000 SH            SOLE              0          48000
iShares                        MSCI EAFE IDX    464287465      288     6031 SH            SOLE           5031           1000
iShares                        MSCI EMERG MKTS  464287234      300     8544 SH            SOLE           8044            500
iShares                        RUSSELL 1000 GRW 464287614     7753   147444 SH            SOLE         147444
iShares                        S&P 500 INDEX    464287200     6683    58780 SH            SOLE          58780
iShares                        US PFD STK IDX   464288687      237     6652 SH            SOLE           6652
Johnson & Johnson              COM              478160104     2853    44799 SH            SOLE          34399          10400
JP Morgan Chase & Co           COM              46625H100      392    13030 SH            SOLE          13030
Kinder Morgan Mgmt LLC         COM              49455U100     1567    26703 SH            SOLE          16370          10333
Kraft Foods Inc                CL A             50075N104     1630    48530 SH            SOLE          29830          18700
McDonalds                      COM              580135101     1888    21496 SH            SOLE          11496          10000
McGraw Hill                    COM              580645109      361     8800 SH            SOLE           8200            600
McKesson Corp                  COM              58155Q103      206     2836 SH            SOLE
Medcohealth Solutions          COM              58405u102      385     8201 SH            SOLE           2686           5515
Medtronic Inc                  COM              585055106      932    28044 SH            SOLE          21044           7000
Merck & Co                     COM              589331107      764    23350 SH            SOLE           2730          20620
Microsoft                      COM              594918104     2088    83898 SH            SOLE          54557          29341
MV Oil Trust                   COM              553859109      646    17400 SH            SOLE           3400          14000
Northern Trust 	Corp           COM              665859104      256     7332 SH            SOLE           7332
OGE Energy Corp.               COM              670837103      487    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      270    10600 SH            SOLE          10600
Pall Corp                      COM              698477106      237     5578 SH            SOLE           5578
Panhandle Oil & Gas Inc        COM              698477106      213     7500 SH            SOLE              0           7500
Paychex Inc                    COM              704326107      322    12195 SH            SOLE          12195
Pepsico Inc                    COM              713448108     1249    20180 SH            SOLE          15180           5000
Pfizer                         COM              717081103      872    49324 SH            SOLE          38448          10876
Pinnacle West Capital Cp       COM              723484101      420     9780 SH            SOLE           9780
Powershares DB Cmdy Idx Tra    COM              73935S105      211     8200 SH            SOLE           8200
Powershares QQQ                COM              73935A104      531    10120 SH            SOLE          10120
Procter & Gamble               COM              742718109     2500    39577 SH            SOLE          14477          25100
Ramtron International Corporat COM              751907304       23    11754 SH            SOLE          11754
Royal Dutch Shell A Adrf       COM              780259206      332     5400 SH            SOLE           5400
Sigma Aldrich Corp             COM              826552101      649    10500 SH            SOLE           5500           5000
SPDR S&P 500 ETF               COM              78462F103      260     2302 SH            SOLE           2302
State Street Corp              COM              857477103      251     7800 SH            SOLE           6200           1600
Stryker                        COM              863667101      480    10175 SH            SOLE           5175           5000
Sysco                          COM              871829107      748    28863 SH            SOLE          25863           3000
T. Rowe Price Group Inc        COM              74144t108      463     9700 SH            SOLE           7700           2000
Target                         COM              87612E106      587    11960 SH            SOLE           7360           4600
Techne Corp Common             COM              878377100      272     4000 SH            SOLE              0           4000
The Southern Company           COM              842587107      386     9100 SH            SOLE           9100
United Parcel Service B        CL B             911312106      742    11757 SH            SOLE           9757           2000
US Bancorp                     COM              902973304     1024    43509 SH            SOLE          35221           8288
Vanguard International Eq Idx  MSCI EMR MKT ETF 922042858     1503    41943 SH            SOLE          39343           2600
Vanguard                       TOTAL BND MRKT   921937835      273     3255 SH            SOLE           3255
Verizon Communications         COM              92343v104      722    19625 SH            SOLE          19225            400
VOC Energy Trust               COM              91829B103      312    15000 SH            SOLE              0          15000
Walgreen Company               COM              931422109     1605    48800 SH            SOLE          48800
Wal Mart Stores Inc            COM              931142103     1182    22770 SH            SOLE          17057           5713
Washington Mutual Inc.         COM              939322103        1    10000 SH            SOLE          10000
Western Union                  COM              959802109      687    44952 SH            SOLE          34952          10000
Windstream Corp                COM              97381W104      419    35931 SH            SOLE          20830          15101
Xilinx Inc                     COM              983919101     1115    40644 SH            SOLE          40644

REPORT SUMMARY                                      TOTAL   $ 89584 (x 1000)


